Operating lease and other commitments (Tables)	3 Months Ended
Mar. 31, 2020
Operating Lease And Other Commitments
Operating lease right-of-use assets
(amounts in dollars)	Operation lease right-of-use asset
Balances as of January 1, 2020	$135,541
Renewed office lease	144,169
Accumulated amortization	(65,307)
Balances as of March 31, 2020	$214,403

Operating lease liability

(amounts in dollars)	Total

Balances as of January 1, 2020	$147,036
Renewed office lease	144,169
Repayments of lease liability	(67,852)
Other	1,394
Balances as of March 31, 2020	$224,747
Lease liability due within one year	$100,473
Lease liability long term	$124,274